BORROWED FUNDS - Annual principal maturities and interest rate terms of borrowings under this credit line (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 10,100
Total	$ 10,100